CAPITAL STOCK (Details Narrative) - USD ($)		1 Months Ended
	Apr. 11, 2022	Sep. 30, 2022	Jun. 20, 2022	May 30, 2022	Mar. 31, 2023	Mar. 24, 2023	Mar. 10, 2023	Dec. 31, 2022	Jun. 23, 2022
Statement [Line Items]
Options Exercised, Shares					4,808,966	441,025	1,421,418	3,304,281
Convertible common shares stock									150,000
Non-Brokered Private Placement
Statement [Line Items]
Units Issued	8,988,571	29,900,000	926,285	20,040,429
Price Per Unit	$ 0.14	$ 0.14	$ 0.14	$ 0.14
Gross Proceeds From Issuance Of Units	$ 986,748	$ 3,000,000	$ 100,652	$ 2,215,811
Broker Warrants To Purchase Units		$ 0.20
Legal And Other Expenses	$ 42,822	$ 22,012		$ 38,063